Note 11 - Derivative Instruments - Foreign Currency (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Current derivative liabilities	$ 15,073	$ 37,181	$ 2,368
Foreign Exchange Contract [Member]
Derivative [Line Items]
Other current assets	400	1,100	0
Other non-current assets		0	0
Current derivative liabilities	$ (1,300)	(800)	(2,400)
Non-current derivatitive liabilities		$ 0	$ (400)